Schedule of Advances from Related Parties (Details) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Related Party Transaction [Line Items]
Cash advances	$ 467,000	$ 35,000		$ 1,363	$ 24,550
Expenses paid on behalf of Company			$ 1,579
Repayments	(25,000)			(8,157)	(18,996)
Related Party [Member]
Related Party Transaction [Line Items]
Prior period balance		$ 5,000	$ 5,000	5,000
Cash advances				1,363	24,550
Expenses paid on behalf of Company				3,157	18,096
Non-cash repayments				(1,363)	(18,650)
Repayments				(8,157)	(18,996)
End of period balance					$ 5,000